Average Annual Total Returns	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 1 year	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 5 years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 10 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 10 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 10 years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 1 year	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 5 years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 10 years	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 10 years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 1 year	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 5 years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 10 years	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 10 years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 1 year	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 5 years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 10 years	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 10 years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 10 years	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 1 year	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 5 years	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 10 years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 1 year	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 5 years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 10 years	Prospectus #5 Delaware VIP Equity Income Series Russell 1000® Value Index 1 year	Prospectus #5 Delaware VIP Equity Income Series Russell 1000® Value Index 5 years	Prospectus #5 Delaware VIP Equity Income Series Russell 1000® Value Index 10 years	Prospectus #5 Delaware VIP Equity Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Equity Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Equity Income Series Standard Class 10 years	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 1 year	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 5 years	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 10 years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 10 years	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index 1 year	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index 5 years	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index Lifetime	Prospectus #5 Delaware VIP Opportunity Series Standard Class 1 year	Prospectus #5 Delaware VIP Opportunity Series Standard Class 5 years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Lifetime	Prospectus #5 Delaware VIP Opportunity Series Standard Class Inception Date	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg Barclays 1-3 Year US Government/Credit Index Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class 1 year	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class 5 years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Inception Date	Prospectus #5 Delaware VIP Special Situations Series Russell 2000® Value Index 1 year	Prospectus #5 Delaware VIP Special Situations Series Russell 2000® Value Index 5 years	Prospectus #5 Delaware VIP Special Situations Series Russell 2000® Value Index 10 years	Prospectus #5 Delaware VIP Special Situations Series Standard Class 1 year	Prospectus #5 Delaware VIP Special Situations Series Standard Class 5 years	Prospectus #5 Delaware VIP Special Situations Series Standard Class 10 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years	Prospectus #5 Delaware VIP International Series Standard Class 1 year	Prospectus #5 Delaware VIP International Series Standard Class 5 years	Prospectus #5 Delaware VIP International Series Standard Class 10 years	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index 1 year	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index 5 years	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index Lifetime	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 5 years	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index Lifetime	Prospectus #5 Delaware VIP Total Return Series Bloomberg US Aggregate Index 1 year	Prospectus #5 Delaware VIP Total Return Series Bloomberg US Aggregate Index 5 years	Prospectus #5 Delaware VIP Total Return Series Bloomberg US Aggregate Index Lifetime	Prospectus #5 Delaware VIP Total Return Series Standard Class 1 year	Prospectus #5 Delaware VIP Total Return Series Standard Class 5 years	Prospectus #5 Delaware VIP Total Return Series Standard Class Lifetime	Prospectus #5 Delaware VIP Total Return Series Standard Class Inception Date	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 1 year	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 5 years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 10 years	Prospectus #6 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #6 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years	Prospectus #6 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 10 years	Prospectus #6 Delaware VIP Fund for Income Series Service Class 1 year	Prospectus #6 Delaware VIP Fund for Income Series Service Class 5 years	Prospectus #6 Delaware VIP Fund for Income Series Service Class 10 years	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) Lifetime	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) Lifetime	Prospectus #6 Delaware VIP International Series Service Class 1 year	Prospectus #6 Delaware VIP International Series Service Class Lifetime	Prospectus #6 Delaware VIP International Series Service Class Inception Date	Prospectus #6 Delaware VIP Total Return Series S&P 500® Index 1 year	Prospectus #6 Delaware VIP Total Return Series S&P 500® Index Lifetime	Prospectus #6 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #6 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index Lifetime	Prospectus #6 Delaware VIP Total Return Series Bloomberg US Aggregate Index 1 year	Prospectus #6 Delaware VIP Total Return Series Bloomberg US Aggregate Index Lifetime	Prospectus #6 Delaware VIP Total Return Series Service Class 1 year	Prospectus #6 Delaware VIP Total Return Series Service Class Lifetime	Prospectus #6 Delaware VIP Total Return Series Service Class Inception Date	Prospectus #6 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #6 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index Lifetime	Prospectus #6 Delaware VIP Investment Grade Series Service Class 1 year	Prospectus #6 Delaware VIP Investment Grade Series Service Class Lifetime	Prospectus #6 Delaware VIP Investment Grade Series Service Class Inception Date
Total	(2.54%)	9.87%	5.49%	(2.22%)	10.26%	5.87%	(2.84%)	12.02%	7.13%	(2.54%)	9.87%	5.49%	(2.22%)	10.26%	5.87%	(3.13%)	11.70%	6.84%	28.27%	9.07%	12.03%	34.42%	9.53%	12.08%	28.27%	9.07%	12.03%	34.02%	9.22%	11.78%	5.35%	6.08%	6.71%	4.88%	5.85%	5.89%	27.60%	25.32%	19.79%	39.23%	23.43%	18.08%	25.16%	11.16%	12.97%	22.20%	9.60%	10.79%	25.16%	11.16%	12.97%	22.20%	10.17%	11.67%	18.18%	13.75%	14.15%	23.13%	12.32%	12.32%	Dec. 17, 2012	(0.47%)	1.85%	1.39%	(0.68%)	1.63%	0.75%	Jul. 01, 2014	28.27%	9.07%	12.03%	34.28%	9.37%	10.71%	11.26%	9.55%	8.03%	11.78%	10.07%	8.53%	6.87%	10.81%	8.15%	28.71%	18.47%	16.55%	15.89%	12.81%	11.24%	(1.54%)	3.57%	2.90%	16.37%	7.57%	7.11%	Dec. 17, 2012	(1.04%)	5.26%	4.70%	(0.72%)	5.12%	4.57%	5.35%	6.08%	6.71%	4.88%	5.85%	5.89%	11.26%	13.05%	11.78%	14.38%	6.59%	7.46%	Dec. 14, 2020	28.71%	25.18%	15.89%	16.56%	(1.54%)	2.60%	15.96%	9.12%	Oct. 04, 2019	(1.04%)	4.22%	(1.03%)	4.86%	Oct. 04, 2019